Equity Plans -Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail) - Rigetti Computing, Inc [Member] - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Expected volatility	46.80%
Weighted-average risk-free interest rate	1.07%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	6 years 1 month 6 days
Exercise price	$ 0.21	$ 0.21
Maximum [Member]
Expected volatility		43.10%
Weighted-average risk-free interest rate		0.60%
Expected term (in years)		6 years 3 months 18 days
Minimum [Member]
Expected volatility		41.20%
Weighted-average risk-free interest rate		0.30%
Expected term (in years)		5 years